Note 10 - Goodwill	12 Months Ended
Jan. 31, 2018
Notes to Financial Statements
Goodwill Disclosure [Text Block]
Note
10
– Goodwill

Goodwill is recorded when the consideration paid for an acquisition of a business exceeds the fair value of identifiable net tangible and intangible assets acquired. The following table summarizes the changes in goodwill since
January 31, 2016:

	January 31, 2018	January 31, 2017
Balance at beginning of year	263,113	217,486
Acquisition of Pixi	-	6,705
Acquisition of Appterra	-	3,766
Acquisition of 4Solutions	-	1,351
Acquisition of Datamyne	(435)	35,115
Acquisition of ShipRush	8,603	-
Acquisition of PCSTrac	5,815	-
Acquisition of MacroPoint	65,213	-
Adjustments on account of foreign exchange	7,839	(1,310)
Balance at end of year	350,148	263,113